Share-Based Compensation	6 Months Ended
Jan. 31, 2026
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 14 — SHARE-BASED COMPENSATION

On December 17, 2025, the Company granted 2,000,000 stock options to employees. As the awards were fully vested on the grant date, the Company recognized the entire grant-date fair value of the options as share-based compensation expense on December 17, 2025. The grant-date fair value of options granted during the six months ended January 31, 2026 was $1,913,692

The grant-date fair value of the stock options was estimated using the Black-Scholes option pricing model. The determination of the fair value of share-based awards on the grant date using an option pricing model is affected by the Company’s stock price, as well as assumptions regarding a number of complex and subjective variables. These variables include the expected term of the options, expected stock price volatility, risk-free interest rate, and expected dividend yield.

The following table presents the allocation of share-based compensation expense by functional expense category for the periods presented:

	For the Six Months Ended January 31,
	2026	2025
	(Unaudited)	(Unaudited)
Cost of revenue	$223,942	$—
General & administrative expenses	10,181	—
Research & development expenses	559,855	—
Sales and marketing expenses	1,119,714	—
Total share-based compensation expenses	$1,913,692	$—

As of January 31, 2026, there was no unrecognized compensation cost related to unvested stock options.

For the Six Months Ended January 31,
2026
Expected volatility	60.67%
Expected term (years)	5
Risk-free interest rate	3.70%
Expected dividend yield	—%

The following table summarizes stock option activity for the six months ended January 31, 2026:

	Number of Options	Weighted-average Exercise Price
Outstanding at July 31, 2025	—	$—
Granted	2,000,000	1.75
Exercised	—	—
Forfeited	—	—
Outstanding at January 31, 2026	2,000,000	$1.75

All outstanding options were vested and exercisable as of January 31, 2026. No options were exercised during the six months ended January 31, 2026.